Expense Example, No Redemption - A C I Shares - High Yield Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	473	708	962	1,687	153	499	870	1,781	77	263	466	1,051